ACQUISITIONS (Narrative) (Details)	1 Months Ended			12 Months Ended
	Sep. 27, 2019 USD ($)	Sep. 27, 2019 CAD ($)	Jun. 30, 2018 USD ($) Share	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2018 CAD ($) Share
Disclosure of detailed information about business combination [line items]
Repayments of (proceeds from) loans				$ (12,767)	$ (347,712)	$ 122,753
Kilo Goldmines Ltd [Member]
Disclosure of detailed information about business combination [line items]
Payment for cooperation and assistance in security enforcement	$ 98,124	$ 130,000
KGL-Somituri Properties [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary				71.25%
KGL-Isiro Properties [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary				49.00%
Kilo Inc [Member]
Disclosure of detailed information about business combination [line items]
Cash transferred	98,124
Consideration transferred, acquisition-date fair value	$ 98,124
Devon Resources SARL [Member]
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | Share			500,000				500,000
Equity interests of acquirer							$ 100,000
Cash transferred			$ 75,000
Repayments of (proceeds from) loans			190,000
Navarro Resources SARL [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value			300,000
Liabilities settled			$ 300,000